Provision for Doubtful Debts (Tables)	12 Months Ended
Dec. 31, 2016
Provision for Doubtful Debts
The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2016 comprises:
	December 31,	December 31,
	2016	2015
	(in thousands)
Opening provision	$10,383	$5,458
Amounts used during the year	(3,782)	(161)
Amounts provided during the year	4,651	7,572
Amounts released during the year	(1,814)	(2,244)
Translation	12	(242)
Closing provision	$9,450	$10,383